Discontinued operation (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Discontinued Operations Disclosures [Abstract]
Schedule Of Discontinued Operations Disclosures
Reconciliation of the carrying amounts of the major classes of assets and liabilities from the discontinued operation in the consolidated balance sheets as of December 31, 2020 and 2021 is as follow.

	As of December 31,
	2020	2021
	RMB	RMB	US$(Note 2(h))
ASSETS
Current assets:
Cash and cash equivalents	9,212,821	35,561,745	5,580,414
Inventories	55,607	3,775	592
Prepayments and other current assets	2,378,140	16,450,858	2,581,499
Amounts due from continuing operations	254,151,621	324,674,596	50,948,529

Total current assets	265,798,189	376,690,974	59,111,034

Non-current assets:
Property and equipment, net	41,482,375	44,366,747	6,962,111

Total non-current assets	41,482,375	44,366,747	6,962,111

Total assets	307,280,564	421,057,721	66,073,145

LIABILITIES
Current liabilities
Short-term borrowings	14,800,000	78,366,667	12,297,440
Accounts payable	2,787,497	1,032,500	162,022
Deferred revenue, current	18,159,451	87,772,705	13,773,453
Salary and welfare payable	17,078,606	1,813,920	284,644
Tax payable	39,446	—	—
Accrued liabilities and other current liabilities	1,049,591	2,711,936	425,562
Amounts due to continuing operations	8,884,600	—	—

Total current liabilities	62,799,191	171,697,728	26,943,121

Non-current liabilities
Deferred revenue, non-current	412,593	—	—

Total non-current liabilities	412,593	—	—

Total liabilities	63,211,784	171,697,728	26,943,121

Pursuant to the Implementation Rules, the Group lost control of Lianwai School on August 31, 2021. Therefore, the Group accounted Lianwai School as discontinued operation and recognized one-off loss of RMB249,359,993 for this deconsolidation.
Reconciliation of the major classes of income and losses from discontinued operations in the consolidated statements of operation and comprehensive income/(loss) for the years ended December 31, 2019, 2020 and 2021 is as follow:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2( g ))
Net revenues:
Total net revenue	148,029,606	154,160,699	102,006,339	16,007,021
Cost of revenues	(102,708,988)	(124,039,018)	(91,342,012)	(14,333,555)

Gross profit	45,320,618	30,121,681	10,664,327	1,673,466

Operating expenses:
General and administrative expenses	(7,155,295)	(9,099,960)	(6,931,632)	(1,087,724)

Total operating expenses	(7,155,295)	(9,099,960)	(6,931,632)	(1,087,724)

Operating income	38,165,323	21,021,721	3,732,695	585,742

Interest expense	(1,688,079)	(1,179,731)	(3,284,732)	(515,446)
Interest income	39,664	43,377	15,183	2,383
Other income, net	5,921,230	9,753,333	4,828,067	757,627

Income before income tax expense	42,438,138	29,638,700	5,291,213	830,306
Income tax expense	—	—	—	—

Income before one-off loss upon deconsolidation of the Affected Entity	42,438,138	29,638,700	5,291,213	830,306

One-off loss upon deconsolidation of the Affected Entity, net of tax	—	—	(249,359,993)	(39,130,024)

Net income/(loss) from discontinued operation	42,438,138	29,638,700	(244,068,780)	(38,299,718)

Summarized cash flow information for discontinued operation for the years ended December 31, 2019, 2020 and 2021 are as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2(g))
Net cash (used in)/provided by operating activities	(2,202,928)	2,624,493	(32,463,883)	(5,094,292)
Net cash (used in)/provided by investing activities	(14,143,681)	7,688,534	(40,315,605)	(6,326,398)
Net cash provided by/(used in) financing activities	38,588,379	(24,000,000)	63,566,667	9,974,997